BUSINESS DESCRIPTION & SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 6) - ETFL	Dec. 31, 2014
Noncontrolling Interest
Ownership interest (as a percent)	63.00%
Eastex Telecom Investments, LLC
Noncontrolling Interest
Minority interest holding percentage	37.00%